Equity (Details) (USD $)	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 15, 2010
Stock Purchase Agreement [Abstract]
Shares of common stock sold to CIC													125,468,788
Price per share paid by CIC													$ 12.60
Aggregate proceeds from shares sold to CIC													$ 1,580,000,000
CIC's ownership percentage in AES after sale of common stock									15.00%
Minimum ownership percentage allowing CIC to nonimate one member to AES Board of Directors									5.00%
Maximum ownership percentage requiring CIC to vote its shares in accordance with recommendations of the Company									5.00%
Percentage ownership at which standstill and lock-up restrictions terminate									5.00%
Stock Repurchase Plan [Abstract]
Total repurchase amount authorized									500,000,000
Acquisition of treasury stock (shares)										25,541,980		33,924,805
Treasury Stock Value Acquired Cost Method Excluding Commissions										279,000,000		378,000,000
Treasury Stock Acquired Average Cost Per Share										$ 10.93		$ 11.16
Treasury stock, shares	42,386,961				17,287,073				42,386,961	17,287,073		42,386,961
Accumulated Other Comprehensive Loss
Foreign currency translation adjustment	1,967,000,000				1,824,000,000				1,967,000,000	1,824,000,000		1,967,000,000
Unrealized derivative losses	534,000,000				344,000,000				534,000,000	344,000,000		534,000,000
Unfunded pension obligation	257,000,000				216,000,000				257,000,000	216,000,000		257,000,000
Securities available-for-sale	0				(1,000,000)				0	(1,000,000)		0
Total	2,758,000,000				2,383,000,000				2,758,000,000	2,383,000,000		2,758,000,000
Net Income Attributable To Parent And Transfers To From Noncontrolling Interests [Abstract]
Net income (loss) attributable to The AES Corporation	(209,000,000)	(131,000,000)	174,000,000	224,000,000	(436,000,000)	114,000,000	144,000,000	187,000,000	58,000,000	9,000,000	658,000,000
Transfers To From The Noncontrolling Interests [Abstract]
Net increase in The AES Corporation's paid-in capital for sale of subsidiary shares									19,000,000	0
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares									0	(25,000,000)
Net transfers (to) from noncontrolling interests									19,000,000	(25,000,000)
Change from net income attributable to The AES Corporation and transfers (to) from noncontrolling interests									$ 77,000,000	$ (16,000,000)
Mong Duong [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity interest purchased									10.00%
Generation Capacity (MW)	1,200								1,200			1,200
Ownership after all transactions									51.00%
Mong Duong [Member] | Posco [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity interest sold									30.00%
Mong Duong [Member] | CIC [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity interest sold									19.00%